UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street
         31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     October 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $635,838 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4     9482  8250000 PRN      SOLE                  8250000        0  8250000
ALZA CORP                      SDCV 7/2         02261WAB5     7219  7310000 PRN      SOLE                  7310000        0  7310000
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    31651 28450000 PRN      SOLE                 28450000        0 28450000
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    73591 73545000 PRN      SOLE                 16427000        0 57118000
ARES CAP CORP                  NOTE 5.125% 6/0  04010LAD5    15189 14535000 PRN      SOLE                 14535000        0 14535000
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     8014     7365 SH       SOLE                     7365        0     7365
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     5857  2576000 PRN      SOLE                  2576000        0  2576000
CSX CORP                       DBCV 10/3        126408GA5     4618  2090000 PRN      SOLE                  2090000        0  2090000
DANAHER CORP DEL               NOTE 1/2         235851AF9    14220  8870000 PRN      SOLE                  8870000        0  8870000
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    20345 13168000 PRN      SOLE                 13168000        0 13168000
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    34123 19875000 PRN      SOLE                 19875000        0 19875000
FIDELITY NATIONAL FINANCIAL    NOTE 4.250% 8/1  31620RAE5     8231  6750000 PRN      SOLE                  6750000        0  6750000
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     8304  6020000 PRN      SOLE                  6020000        0  6020000
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    20047 13320000 PRN      SOLE                 13320000        0 13320000
GILEAD SCIENCES INC            NOTE 1.625% 5/0  375558AP8    25643 16392000 PRN      SOLE                 16392000        0 16392000
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    13310 11040000 PRN      SOLE                 11040000        0 11040000
HEALTH CARE REIT INC           NOTE 3.000%12/0  42217KAR7     8529  7190000 PRN      SOLE                  7190000        0  7190000
INTEL CORP                     SDCV 2.950%12/1  458140AD2    35605 32740000 PRN      SOLE                 32740000        0 32740000
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    15362 15940000 PRN      SOLE                   975000        0 14965000
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9     1501  1500000 PRN      SOLE                        0        0  1500000
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     5013  5000000 PRN      SOLE                  5000000        0  5000000
LAM RESEARCH CORP              NOTE 0.500% 5/1  512807AJ7    10839 11470000 PRN      SOLE                 11470000        0 11470000
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8   114248113892000 PRN      SOLE                 25331000        0 88561000
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    12332 11915000 PRN      SOLE                 11915000        0 11915000
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    26139 18035000 PRN      SOLE                 18035000        0 18035000
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    10935 10990000 PRN      SOLE                 10990000        0 10990000
PROLOGIS                       NOTE 1.875%11/1  74340XAR2     6584  6600000 PRN      SOLE                  6600000        0  6600000
PROLOGIS                       NOTE 2.625% 5/1  74340XAS0    14561 14507000 PRN      SOLE                  3963000        0 10544000
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    10804  9630000 PRN      SOLE                  9630000        0  9630000
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5    10073  9300000 PRN      SOLE                  9300000        0  9300000
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    14087 13321000 PRN      SOLE                 13321000        0 13321000
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    12143 12250000 PRN      SOLE                 12250000        0 12250000
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    14695    11875 SH       SOLE                    11875        0    11875
XILINX INC                     NOTE 2.625% 6/1  983919AF8    12544  9585000 PRN      SOLE                  9585000        0  9585000
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